Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life	12 Months Ended
Dec. 31, 2015
Leasehold Improvements [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, plant, and equipment, useful life	5 years
Demo Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, plant, and equipment, useful life	3 years
Minimum [Member] | Office Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, plant, and equipment, useful life	3 years
Minimum [Member] | Manufacturing Tooling [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, plant, and equipment, useful life	3 years
Maximum [Member] | Office Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, plant, and equipment, useful life	7 years
Maximum [Member] | Manufacturing Tooling [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Useful Life [Line Items]
Property, plant, and equipment, useful life	7 years